12. FAIR VALUE MEASUREMENTS (Details Narrative) - USD ($)	Jun. 30, 2017	Dec. 31, 2016
Fair Value Measurements Details Narrative
Carrying amount at fair value	$ 4,170,677	$ 20,405,190